CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current assets
Current assets	€ 28,950	€ 31,513
Cash and cash equivalents	3,272	4,368
Financial assets	4,925	7,408
Trade receivables, net	5,979	5,915
Inventories	13,142	12,459
Income tax receivables	59	39
Other assets	1,573	1,324
Non-current assets
Non-current assets	32,586	31,052
Financial assets	3,836	2,279
Intangible assets	1,358	1,356
Property, plant and equipment, net	27,319	27,343
Investments in joint venture	29	30
Other assets	44	44
Total assets	61,536	62,565
Current liabilities
Current liabilities	9,669	18,855
Trade payables	3,211	2,797
Contract liabilities	3,277	2,623
Financial liabilities	1,187	11,290
Other liabilities and provisions	1,994	2,145
Non-current liabilities
Non-current liabilities	20,365	10,192
Deferred tax liabilities	204	142
Financial liabilities	19,973	9,866
Other liabilities and provisions	188	184
Equity
Equity	31,502	33,518
Subscribed capital	4,836	4,836
Capital reserves	88,244	88,077
Accumulated deficit	(62,680)	(60,124)
Accumulated other comprehensive income	1,160	742
Equity attributable to the owners of the company	31,560	33,531
Non-controlling interests	(58)	(13)
Total equity and liabilities	€ 61,536	€ 62,565